Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 75.2%	Shares	Value
Automobiles & Components - 1.9%
Aptiv PLC (a)	15	$907
BorgWarner, Inc.	10	318
Ford Motor Co.	195	1,930
General Motors Co.	70	3,729
Tesla, Inc. (a)	138	55,730
		62,614

Banks - 2.8%
Bank of America Corp.	381	16,745
Citigroup, Inc.	95	6,687
Citizens Financial Group, Inc.	25	1,094
Comerica, Inc.	5	309
Fifth Third Bancorp	35	1,480
Huntington Bancshares, Inc.	70	1,139
JPMorgan Chase & Co.	162	38,833
KeyCorp	45	771
M&T Bank Corp.	10	1,880
PNC Financial Services Group, Inc.	20	3,857
Regions Financial Corp.	45	1,059
Truist Financial Corp.	65	2,820
US Bancorp	75	3,587
Wells Fargo & Co.	200	14,048
Zions Bancorp NA	5	271
		94,580

Capital Goods - 4.2%
3M Co.	25	3,227
A.O. Smith Corp.	5	341
Allegion PLC	5	653
AMETEK, Inc.	10	1,803
Axon Enterprise, Inc. (a)	5	2,972
Boeing Co. (a)	30	5,310
Builders FirstSource, Inc. (a)	5	715
Carrier Global Corp.	40	2,731
Caterpillar, Inc.	28	10,157
Cummins, Inc.	5	1,743
Deere & Co.	15	6,356
Dover Corp.	5	938
Eaton Corp. PLC	20	6,637
Emerson Electric Co.	30	3,718
Fastenal Co.	30	2,157
Fortive Corp.	15	1,125
GE Vernova, Inc.	11	3,618
Generac Holdings, Inc. (a)	5	775
General Dynamics Corp.	10	2,635
General Electric Co.	62	10,341
Honeywell International, Inc.	35	7,906
Howmet Aerospace, Inc.	20	2,187
Hubbell, Inc.	5	2,095
IDEX Corp.	5	1,047
Illinois Tool Works, Inc.	15	3,803
Ingersoll Rand, Inc.	20	1,809
Johnson Controls International PLC	35	2,763
L3Harris Technologies, Inc.	10	2,103
Lockheed Martin Corp.	10	4,859
Masco Corp.	10	726
Nordson Corp.	5	1,046
Northrop Grumman Corp.	5	2,347
Otis Worldwide Corp.	20	1,852
PACCAR, Inc.	25	2,601
Parker-Hannifin Corp.	5	3,180
Pentair PLC	10	1,006
Quanta Services, Inc.	5	1,580
Rockwell Automation, Inc.	5	1,429
RTX Corp.	78	9,026
Snap-on, Inc.	5	1,697
Stanley Black & Decker, Inc.	10	803
Textron, Inc.	10	765
Trane Technologies PLC	10	3,694
TransDigm Group, Inc.	5	6,336
United Rentals, Inc.	5	3,522
Westinghouse Air Brake Technologies Corp.	10	1,896
Xylem, Inc.	10	1,160
		141,190

Commercial & Professional Serv - 0.0%(b)
Amentum Holdings, Inc. (a)	5	105

Commercial & Professional Services - 0.8%
Automatic Data Processing, Inc.	20	5,855
Broadridge Financial Solutions, Inc.	5	1,131
Cintas Corp.	20	3,654
Copart, Inc. (a)	45	2,583
Dayforce, Inc. (a)	10	726
Equifax, Inc.	5	1,274
Jacobs Solutions, Inc.	5	668
Leidos Holdings, Inc.	5	720
Paychex, Inc.	15	2,103
Republic Services, Inc.	10	2,012
Robert Half, Inc.	5	352
Rollins, Inc.	15	695
Veralto Corp.	10	1,019
Verisk Analytics, Inc.	5	1,377
Waste Management, Inc.	20	4,036
		28,205

Consumer Discretionary Distribution & Retail - 4.8%
Amazon.com, Inc. (a)	507	111,231
Bath & Body Works, Inc.	10	388
Best Buy Co., Inc.	10	858
CarMax, Inc. (a)	10	818
eBay, Inc.	25	1,549
Etsy, Inc. (a)	5	264
Genuine Parts Co.	5	584
Home Depot, Inc.	56	21,783
LKQ Corp.	15	551
Lowe's Cos., Inc.	30	7,404
O'Reilly Automotive, Inc. (a)	5	5,929
Ross Stores, Inc.	15	2,269
TJX Cos., Inc.	55	6,645
Tractor Supply Co.	25	1,326
		161,599

Consumer Durables & Apparel - 0.5%
DR Horton, Inc.	15	2,097
Garmin Ltd.	10	2,063
Hasbro, Inc.	5	280
Lennar Corp. - Class A	10	1,364
Lululemon Athletica, Inc. (a)	5	1,912
Mohawk Industries, Inc. (a)	5	596
NIKE, Inc. - Class B	60	4,540
PulteGroup, Inc.	10	1,089
Tapestry, Inc.	10	653
VF Corp.	15	322
Whirlpool Corp.	5	572
		15,488

Consumer Services - 1.1%
Airbnb, Inc. - Class A (a)	20	2,628
Caesars Entertainment, Inc. (a)	10	334
Carnival Corp. (a)	50	1,246
Darden Restaurants, Inc.	5	933
Expedia Group, Inc. (a)	5	932
Hilton Worldwide Holdings, Inc.	15	3,707
Las Vegas Sands Corp.	20	1,027
Marriott International, Inc. - Class A	10	2,789
McDonald's Corp.	39	11,306
MGM Resorts International (a)	15	520
Norwegian Cruise Line Holdings Ltd. (a)	20	515
Royal Caribbean Cruises Ltd.	10	2,307
Starbucks Corp.	55	5,019
Wynn Resorts Ltd.	5	431
Yum! Brands, Inc.	15	2,012
		35,706

Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	23	21,074
Dollar General Corp.	10	758
Dollar Tree, Inc. (a)	10	749
Kroger Co.	35	2,140
Sysco Corp.	25	1,912
Target Corp.	25	3,380
Walgreens Boots Alliance, Inc.	35	327
Walmart, Inc.	237	21,413
		51,753

Energy - 2.5%
APA Corp.	15	346
Baker Hughes Co.	50	2,051
Chevron Corp.	95	13,760
ConocoPhillips	67	6,644
Coterra Energy, Inc.	35	894
Devon Energy Corp.	30	982
Diamondback Energy, Inc.	10	1,638
EOG Resources, Inc.	30	3,678
EQT Corp.	20	922
Exxon Mobil Corp.	249	26,785
Halliburton Co.	45	1,224
Hess Corp.	15	1,995
Kinder Morgan, Inc.	95	2,603
Marathon Petroleum Corp.	20	2,790
Occidental Petroleum Corp.	35	1,729
ONEOK, Inc.	30	3,012
Phillips 66	20	2,279
Schlumberger NV	70	2,684
Targa Resources Corp.	10	1,785
Valero Energy Corp.	15	1,839
Williams Cos., Inc.	60	3,247
		82,887

Financial Services - 6.0%
American Express Co.	33	9,794
Ameriprise Financial, Inc.	5	2,662
Bank of New York Mellon Corp.	40	3,073
Berkshire Hathaway, Inc. - Class B (a)	89	40,342
Blackrock, Inc.	5	5,126
Blackstone, Inc.	35	6,035
Capital One Financial Corp.	20	3,566
Cboe Global Markets, Inc.	5	977
Charles Schwab Corp.	75	5,551
CME Group, Inc.	20	4,645
Corpay, Inc. (a)	5	1,692
Discover Financial Services	10	1,732
Fidelity National Information Services, Inc.	30	2,423
Fiserv, Inc. (a)	30	6,163
Franklin Resources, Inc.	15	304
Global Payments, Inc.	15	1,681
Goldman Sachs Group, Inc.	17	9,734
Intercontinental Exchange, Inc.	30	4,470
Invesco Ltd.	20	350
Jack Henry & Associates, Inc.	5	876
Mastercard, Inc. - Class A	45	23,696
Moody's Corp.	10	4,734
Morgan Stanley	68	8,549
MSCI, Inc.	5	3,000
Nasdaq, Inc.	15	1,160
Northern Trust Corp.	10	1,025
PayPal Holdings, Inc. (a)	55	4,694
Raymond James Financial, Inc.	10	1,553
S&P Global, Inc.	17	8,466
State Street Corp.	15	1,472
Synchrony Financial	20	1,300
T Rowe Price Group, Inc.	10	1,131
Visa, Inc. - Class A	91	28,760
		200,736

Food, Beverage & Tobacco - 1.8%
Altria Group, Inc.	85	4,445
Archer-Daniels-Midland Co.	25	1,263
Brown-Forman Corp. - Class B	10	380
Bunge Global SA	5	389
Campbell Soup Co.	10	419
Coca-Cola Co.	214	13,324
Conagra Brands, Inc.	25	694
Constellation Brands, Inc. - Class A	10	2,210
General Mills, Inc.	30	1,913
Hershey Co.	5	847
Hormel Foods Corp.	15	470
J M Smucker Co.	5	551
Kellanova	15	1,214
Keurig Dr Pepper, Inc.	50	1,606
Kraft Heinz Co.	40	1,228
Lamb Weston Holdings, Inc.	5	334
McCormick & Co., Inc.	10	762
Molson Coors Beverage Co. - Class B	10	573
Mondelez International, Inc. - Class A	65	3,882
Monster Beverage Corp. (a)	35	1,840
PepsiCo, Inc.	78	11,861
Philip Morris International, Inc.	85	10,230
Tyson Foods, Inc. - Class A	15	861
		61,296

Health Care Equipment & Services - 3.2%
Abbott Laboratories	96	10,859
Align Technology, Inc. (a)	5	1,043
Baxter International, Inc.	25	729
Becton Dickinson & Co.	15	3,403
Boston Scientific Corp. (a)	70	6,252
Cardinal Health, Inc.	10	1,183
Cencora, Inc.	10	2,247
Centene Corp. (a)	25	1,514
Cigna Group	15	4,142
CVS Health Corp.	65	2,918
DaVita, Inc. (a)	5	748
DENTSPLY SIRONA, Inc.	10	190
Dexcom, Inc. (a)	20	1,555
Edwards Lifesciences Corp. (a)	30	2,221
Elevance Health, Inc.	10	3,689
GE HealthCare Technologies, Inc.	20	1,564
HCA Healthcare, Inc.	10	3,001
Henry Schein, Inc. (a)	5	346
Hologic, Inc. (a)	10	721
Humana, Inc.	5	1,269
IDEXX Laboratories, Inc. (a)	5	2,067
Insulet Corp. (a)	5	1,305
Intuitive Surgical, Inc. (a)	17	8,873
Labcorp Holdings, Inc.	5	1,147
McKesson Corp.	5	2,850
Medtronic PLC	65	5,192
Molina Healthcare, Inc. (a)	5	1,455
Quest Diagnostics, Inc.	5	754
ResMed, Inc.	5	1,143
Solventum Corp. (a)	5	330
STERIS PLC	5	1,028
Stryker Corp.	15	5,401
UnitedHealth Group, Inc.	51	25,799
Universal Health Services, Inc. - Class B	5	897
Zimmer Biomet Holdings, Inc.	10	1,056
		108,891

Household & Personal Products - 0.9%
Church & Dwight Co., Inc.	10	1,047
Clorox Co.	5	812
Colgate-Palmolive Co.	40	3,636
Estee Lauder Cos., Inc. - Class A	10	750
Kenvue, Inc.	85	1,815
Kimberly-Clark Corp.	15	1,966
Procter & Gamble Co.	129	21,627
		31,653

Insurance - 1.5%
Aflac, Inc.	25	2,586
Allstate Corp.	15	2,892
American International Group, Inc.	35	2,548
Aon PLC - Class A	10	3,592
Arch Capital Group Ltd.	20	1,847
Arthur J Gallagher & Co.	10	2,838
Assurant, Inc.	5	1,066
Brown & Brown, Inc.	10	1,020
Chubb Ltd.	20	5,526
Cincinnati Financial Corp.	10	1,437
Globe Life, Inc.	5	558
Hartford Financial Services Group, Inc.	15	1,641
Loews Corp.	10	847
Marsh & McLennan Cos., Inc.	25	5,310
MetLife, Inc.	30	2,456
Principal Financial Group, Inc.	10	774
Progressive Corp.	30	7,188
Prudential Financial, Inc.	20	2,371
Travelers Cos., Inc.	10	2,409
W R Berkley Corp.	15	878
Willis Towers Watson PLC	5	1,566
		51,350

Materials - 1.4%
Air Products and Chemicals, Inc.	10	2,900
Albemarle Corp.	5	430
Amcor PLC	70	659
Avery Dennison Corp.	5	936
Ball Corp.	15	827
Celanese Corp.	5	346
CF Industries Holdings, Inc.	10	853
Corteva, Inc.	35	1,994
Dow, Inc.	35	1,404
DuPont de Nemours, Inc.	20	1,525
Eastman Chemical Co.	5	457
Ecolab, Inc.	15	3,515
FMC Corp.	5	243
Freeport-McMoRan, Inc.	70	2,666
International Flavors & Fragrances, Inc.	15	1,268
International Paper Co.	15	807
Linde PLC	28	11,723
LyondellBasell Industries NV - Class A	15	1,114
Martin Marietta Materials, Inc.	5	2,582
Mosaic Co.	15	369
Newmont Corp.	55	2,047
Nucor Corp.	10	1,167
Packaging Corp. of America	5	1,126
PPG Industries, Inc.	10	1,194
Sherwin-Williams Co.	10	3,399
Smurfit WestRock PLC	15	808
Steel Dynamics, Inc.	10	1,141
Vulcan Materials Co.	5	1,286
		48,786

Media & Entertainment - 6.9%
Alphabet, Inc. - Class A	322	60,955
Alphabet, Inc. - Class C	272	51,800
Charter Communications, Inc. - Class A (a)	5	1,714
Comcast Corp. - Class A	200	7,506
Electronic Arts, Inc.	10	1,463
Fox Corp. - Class A	10	486
Fox Corp. - Class B	5	229
Interpublic Group of Cos., Inc.	20	560
Live Nation Entertainment, Inc. (a)	5	647
Match Group, Inc. (a)	15	491
Meta Platforms, Inc. - Class A	121	70,847
Netflix, Inc. (a)	23	20,500
News Corp. - Class A	20	551
News Corp. - Class B	5	152
Omnicom Group, Inc.	10	860
Paramount Global - Class B	25	261
Take-Two Interactive Software, Inc. (a)	10	1,841
Walt Disney Co.	101	11,246
Warner Bros Discovery, Inc. (a)	110	1,163
		233,272

Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
AbbVie, Inc.	96	17,059
Agilent Technologies, Inc.	15	2,015
Amgen, Inc.	25	6,516
Biogen, Inc. (a)	5	765
Bio-Techne Corp.	10	720
Bristol-Myers Squibb Co.	100	5,656
Charles River Laboratories International, Inc. (a)	5	923
Danaher Corp.	30	6,886
Eli Lilly & Co.	41	31,652
Gilead Sciences, Inc.	60	5,542
GRAIL, Inc. (a)	1	18
Illumina, Inc. (a)	10	1,336
Incyte Corp. (a)	10	691
IQVIA Holdings, Inc. (a)	10	1,965
Johnson & Johnson	135	19,524
Merck & Co., Inc.	141	14,027
Moderna, Inc. (a)	15	624
Pfizer, Inc.	280	7,428
Regeneron Pharmaceuticals, Inc. (a)	5	3,562
Revvity, Inc.	5	558
Thermo Fisher Scientific, Inc.	22	11,445
Vertex Pharmaceuticals, Inc. (a)	15	6,041
Viatris, Inc.	60	747
Waters Corp. (a)	5	1,855
West Pharmaceutical Services, Inc.	5	1,638
Zoetis, Inc.	25	4,073
		153,266

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	15	1,969
CoStar Group, Inc. (a)	20	1,432
		3,401

Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	90	10,871
Analog Devices, Inc.	25	5,312
Applied Materials, Inc.	40	6,505
Broadcom, Inc.	232	53,787
Enphase Energy, Inc. (a)	5	343
First Solar, Inc. (a)	5	881
Intel Corp.	210	4,210
KLA Corp.	5	3,151
Lam Research Corp.	50	3,612
Microchip Technology, Inc.	25	1,434
Micron Technology, Inc.	55	4,629
NVIDIA Corp.	1,408	189,080
NXP Semiconductors NV	15	3,118
ON Semiconductor Corp. (a)	20	1,261
Qorvo, Inc. (a)	5	350
QUALCOMM, Inc.	62	9,524
Skyworks Solutions, Inc.	10	887
Teradyne, Inc.	10	1,259
Texas Instruments, Inc.	51	9,563
		309,777

Software & Services - 8.8%
Accenture PLC - Class A	34	11,961
Adobe, Inc. (a)	23	10,228
Akamai Technologies, Inc. (a)	5	478
ANSYS, Inc. (a)	5	1,687
Autodesk, Inc. (a)	10	2,956
Cadence Design Systems, Inc. (a)	15	4,507
Cognizant Technology Solutions Corp. - Class A	25	1,922
EPAM Systems, Inc. (a)	5	1,169
Fortinet, Inc. (a)	30	2,834
Gartner, Inc. (a)	5	2,422
Gen Digital, Inc.	30	821
International Business Machines Corp.	51	11,211
Intuit, Inc.	17	10,685
Microsoft Corp.	409	172,394
Oracle Corp.	90	14,998
Palantir Technologies, Inc. - Class A (a)	13	983
Palo Alto Networks, Inc. (a)	30	5,459
PTC, Inc. (a)	5	919
Roper Technologies, Inc.	5	2,599
Salesforce, Inc.	56	18,722
ServiceNow, Inc. (a)	11	11,661
Synopsys, Inc. (a)	10	4,854
VeriSign, Inc. (a)	5	1,035
		296,505

Technology Hardware & Equipmen - 0.1%
TE Connectivity PLC	15	2,145

Technology Hardware & Equipment - 7.3%
Amphenol Corp. - Class A	60	4,167
Apple, Inc.	809	202,590
Arista Networks, Inc. (a)	40	4,421
CDW Corp.	5	870
Cisco Systems, Inc.	224	13,261
Corning, Inc.	40	1,901
F5, Inc. (a)	5	1,257
Hewlett Packard Enterprise Co.	65	1,388
HP, Inc.	45	1,468
Jabil, Inc.	5	720
Juniper Networks, Inc.	15	562
Keysight Technologies, Inc. (a)	10	1,606
Motorola Solutions, Inc.	10	4,622
NetApp, Inc.	10	1,161
Seagate Technology Holdings PLC	10	863
Trimble, Inc. (a)	10	707
Western Digital Corp. (a)	15	894
Zebra Technologies Corp. - Class A (a)	5	1,931
		244,389

Telecommunication Services - 0.7%
AT&T, Inc.	399	9,085
T-Mobile US, Inc.	25	5,518
Verizon Communications, Inc.	236	9,438
		24,041

Transportation - 1.0%
American Airlines Group, Inc. (a)	30	523
CH Robinson Worldwide, Inc.	5	517
CSX Corp.	100	3,227
Delta Air Lines, Inc.	30	1,815
Expeditors International of Washington, Inc.	5	554
FedEx Corp.	10	2,813
JB Hunt Transport Services, Inc.	5	853
Norfolk Southern Corp.	10	2,347
Old Dominion Freight Line, Inc.	10	1,764
Southwest Airlines Co.	30	1,009
Uber Technologies, Inc. (a)	100	6,032
Union Pacific Corp.	30	6,841
United Airlines Holdings, Inc. (a)	15	1,456
United Parcel Service, Inc. - Class B	35	4,414
		34,165

Utilities - 1.6%
AES Corp.	35	450
Alliant Energy Corp.	15	887
Ameren Corp.	15	1,337
American Electric Power Co., Inc.	25	2,306
American Water Works Co., Inc.	10	1,245
Atmos Energy Corp.	5	696
CenterPoint Energy, Inc.	30	952
CMS Energy Corp.	15	1,000
Consolidated Edison, Inc.	15	1,338
Constellation Energy Corp.	15	3,356
Dominion Energy, Inc.	40	2,154
DTE Energy Co.	10	1,207
Duke Energy Corp.	40	4,310
Edison International	20	1,597
Entergy Corp.	20	1,516
Evergy, Inc.	10	616
Eversource Energy	15	861
Exelon Corp.	50	1,882
FirstEnergy Corp.	25	995
NextEra Energy, Inc.	100	7,169
NiSource, Inc.	20	735
NRG Energy, Inc.	10	902
PG&E Corp.	105	2,119
Pinnacle West Capital Corp.	5	424
PPL Corp.	35	1,136
Public Service Enterprise Group, Inc.	25	2,112
Sempra	30	2,632
Southern Co.	55	4,528
WEC Energy Group, Inc.	15	1,411
Xcel Energy, Inc.	25	1,688
		53,561
TOTAL COMMON STOCKS (Cost $2,242,319)		2,531,361

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	10	976
American Tower Corp.	25	4,585
AvalonBay Communities, Inc.	5	1,100
Boston Properties, Inc.	5	372
Camden Property Trust	5	580
Crown Castle, Inc.	20	1,815
Digital Realty Trust, Inc.	15	2,660
Equinix, Inc.	5	4,714
Equity Residential	15	1,076
Essex Property Trust, Inc.	5	1,427
Extra Space Storage, Inc.	10	1,496
Federal Realty Investment Trust	5	560
Healthpeak Properties, Inc.	25	507
Host Hotels & Resorts, Inc.	35	613
Invitation Homes, Inc.	30	959
Iron Mountain, Inc.	15	1,577
Kimco Realty Corp.	30	703
Mid-America Apartment Communities, Inc.	5	773
Prologis, Inc.	45	4,757
Public Storage	10	2,994
Realty Income Corp.	35	1,869
Regency Centers Corp.	10	739
SBA Communications Corp.	5	1,019
Simon Property Group, Inc.	15	2,583
UDR, Inc.	15	651
Ventas, Inc.	20	1,178
VICI Properties, Inc.	50	1,461
Welltower, Inc.	25	3,151
Weyerhaeuser Co.	35	985
		47,880
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $47,048)		47,880

TOTAL INVESTMENTS - 76.6% (Cost $2,289,367)		2,579,241
Money Market Deposit Account - 1.7% (c)		57,248
Other Assets in Excess of Liabilities - 21.7%		730,184
TOTAL NET ASSETS - 100.0%		$3,366,673
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.13%.

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Schedule of Futures Contracts
December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Bitcoin	40	01/31/2025	$376,480	$(4,367)
CME Bitcoin Reference Rate (BRR)	1	02/28/2025	475,500	(16,162)
Net Unrealized Appreciation (Depreciation)				$(20,529)

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,531,361	$–	$–	$2,531,361
Real Estate Investment Trusts	47,880	–	–	47,880
Total Investments	$2,579,241	$–	$–	$2,579,241

Liabilities:

Other Financial Instruments:
Futures Contracts*	(20,529)	–	–	(20,529)
Total Other Financial Instruments	$(20,529)	$–	$–	$(20,529)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.